QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 29, 2017
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

15. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The tables below reflect selected quarterly information for the fiscal years ended December 29, 2017 and December 30, 2016.

	Fiscal Three Months Ended
	March 31,	June 30,	September 29,	December 29,
	2017	2017	2017	2017
	(in thousands except per share amounts)
Contract revenue	$68,351	$71,833	$69,007	$64,161
Income from operations	1,964	4,563	4,183	2,994
Income tax (benefit) expense	(673)	1,220	1,292	(277)
Net income	2,641	3,312	2,886	3,290
Earnings per share:
Basic	$0.32	$0.38	$0.33	$0.38
Diluted	$0.30	$0.36	$0.31	$0.36
Weighted-average shares outstanding:
Basic	8,281	8,603	8,730	8,689
Diluted	8,854	9,136	9,248	9,231

	Fiscal Three Months Ended
	April 1,	July 1,	September 30,	December 30,
	2016	2016	2016	2016
	(in thousands except per share amounts)
Contract revenue	$33,915	$58,941	$58,660	$57,425
Income from operations	1,838	3,964	3,053	2,689
Income tax expense	711	731	548	1,078
Net income	1,078	3,190	2,462	1,569
Earnings per share:
Basic	$0.13	$0.39	$0.30	$0.19
Diluted	$0.13	$0.37	$0.28	$0.18
Weighted-average shares outstanding:
Basic	7,996	8,207	8,308	8,334
Diluted	8,244	8,530	8,720	8,959